Consolidated Statement of Income $ in Thousands		12 Months Ended
		Dec. 31, 2023 ARS ($) $ / shares	Dec. 31, 2022 ARS ($) $ / shares	Dec. 31, 2021 ARS ($) $ / shares
Statement [LineItems]
Interest income		$ 2,446,332,749	$ 1,907,263,992	$ 1,367,473,535
Interest expense		(1,621,299,160)	(956,458,308)	(572,592,780)
Net interest income		825,033,589	950,805,684	794,880,755
Commissions income		245,712,549	234,809,397	224,345,705
Commissions expense		(24,943,882)	(23,086,499)	(21,418,784)
Net commissions income		220,768,667	211,722,898	202,926,921
Subtotal (Net interest income plus Net commissions income)		1,045,802,256	1,162,528,582	997,807,676
Net gain from measurement of financial instruments at fair value through profit or loss		974,315,271	140,628,194	101,180,879
Profit from sold or derecognized assets at amortized cost		342,331	528,229	1,480,419
Differences in quoted prices of gold and foreign currency		798,217,991	193,924,698	28,192,905
Other operating income		72,887,469	65,948,223	47,519,939
Credit loss expense on financial assets		(45,968,747)	(21,480,302)	(15,745,665)
Net operating income before expenses, depreciation and amortization		2,845,596,571	1,542,077,624	1,160,436,153
Employee benefits		(278,509,138)	(241,771,572)	(239,493,427)
Administrative expenses		(164,225,989)	(121,933,757)	(121,877,712)
Depreciation and amortization of fixed assets		(58,098,766)	(47,485,393)	(43,224,593)
Other operating expenses		(321,270,780)	(233,739,638)	(207,725,404)
Operating income after expenses, depreciation and amortization		2,023,491,898	897,147,264	548,115,017
Income / (loss) from associates and joint arrangements		155,403,295	(353,496)	530,759
Loss on net monetary position		(1,308,898,985)	(712,616,273)	(402,701,777)
Income before tax on continuing operations		869,996,208	184,177,495	145,943,999
Income tax on continuing operations		(282,321,067)	(57,205,169)	(7,194,479)
Net income from continuing operations		587,675,141	126,972,326	138,749,520
Net income for the fiscal year		587,675,141	126,972,326	138,749,520
Net income for the fiscal year attributable to controlling interests		587,324,400	126,950,267	138,744,986
Net income for the fiscal year attributable to non-controlling interests		$ 350,741	$ 22,059	$ 4,534
Basic earnings per share | (per share)	[1]	$ 918.5368	$ 198.5419	$ 216.9881

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.